Material Related Party Transactions - Schedule of Balances with Related Party (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Accounts payable-related party
Accounts payable-related party	$ 9,977	$ 146,903
Guangzhou Tiancheng Capital Management Group Co., Ltd. [Member]
Accounts payable-related party
Accounts payable-related party	9,977	146,903
Shenzhen CIC Consulting Co., Ltd.[Member]
Due from related parties
Due from related parties		502,314
Shenzhen Zhongtou Shunshi Investment Management Co.[Member]
Due from related parties
Due from related parties	131,252	357,967
Shenzhen Qianhai Jingwei Wisdom Investment Consultant Co.[Member]
Due from related parties
Due from related parties	16,788	29,958
Due to related parties
Due to related parties		2,817
Shenzhen Zhongtou Industrial Planning & Consulting Co.[Member]
Due from related parties
Due from related parties	45,809	101,692
Due to related parties
Due to related parties		10,578
Shenzhen Zhongtou Big Data Technology Co.[Member]
Due from related parties
Due from related parties	16,334	25,606
Mr. Guangyuan Wei [Member]
Due from related parties
Due from related parties	1,238
Ms. Li Qian [Member]
Due from related parties
Due from related parties		12,253
Due to related parties
Due to related parties		24,226
Mr. Zhiliang Hu [Member]
Due from related parties
Due from related parties		2,336
Due to related parties
Due to related parties	14,105
Shenzhen Investment Consulting Co., Ltd. [Member]
Due from related parties
Due from related parties	218,953
Shenzhen Zhongtou Industrial Treasure Network Co.[Member]
Due from related parties
Due from related parties	40,538	86,973
Due to related parties
Due to related parties		25,775
Mr. Hongqing Zhang [Member]
Due from related parties
Due from related parties	1,268
Related Party [Member]
Due from related parties
Due from related parties	472,180	1,119,099
Due to related parties
Due to related parties	163,814	213,789
Mr. Ruilin Xu (the Company’s Chief Executive Officer) [Member]
Due to related parties
Due to related parties	29,035	29,719
Infinity worldwide holding ltd [Member]
Due to related parties
Due to related parties	$ 120,674	$ 120,674